Shareholder Report, Average Annual Return (Details) 197224_Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	93 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF NAV
Average Annual Return, Percent	12.98%	1.77%	6.92%
CFRA - Stovall Equal Weight Seasonal Rotation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CFRA - Stovall Equal Weight Seasonal Rotation Index
Average Annual Return, Percent	13.63%	2.44%	7.75%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	31.05%	13.14%	14.73%